Financial Instruments - Summary of Information Regarding Notes Repaid (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)
Redemption of notes [member] | 3.309% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021
Notes, repaid date	January 2020
Debt instrument, interest rate	3.309%	3.309%
Debt instrument, principal amount	$ 550
Redemption of notes [member] | 3.95% Notes, due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021
Notes, repaid date	January 2020
Debt instrument, interest rate	3.95%	3.95%
Debt instrument, principal amount		$ 139
Transaction notes issued [Member] | 2.239% Notes, Due 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2025
Notes issued for transaction	May 2020
Debt instrument, interest rate	2.239%	2.239%
Debt instrument, principal amount	$ 1,400